Commitment and Contingencies - CANTOR EQUITY PARTNERS II, INC. (Details) - CANTOR EQUITY PARTNERS II, INC. - USD ($)		3 Months Ended		12 Months Ended
	May 05, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 01, 2025
Other Commitments [Line Items]
Underwriter fee	$ 4,900,000
Compensation expense		$ 25,000	$ 0	$ 54,000	$ 0
Accrued compensation payable		25,000		25,000	$ 0
Sponsor Loan
Other Commitments [Line Items]
Loan value		$ 1,750,000		$ 1,750,000		$ 1,750,000
Working Capital Loan
Other Commitments [Line Items]
Loan value						$ 3,600,000
IPO
Other Commitments [Line Items]
Underwriting discount	4,800,000
Underwriter fee	$ 100,000